Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - XCEL NMC SRP - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
Schedule of Assets (Held at Year End)
As of Dec. 31, 2025

Nuclear Management Company, LLC NMC Savings and Retirement Plan, EIN: 41-0448030 Plan 012
Attachment to Form 5500, Schedule H, Part IV, Line 4(i)

	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, and Par or Maturity Value	Cost **	Current Value
*	Vanguard	Vanguard Institutional 500 Index Trust	**	$66,116,582
*	Vanguard	Vanguard Federal Money Market	**	17,704,946
*	Vanguard	Vanguard Small Cap Index Fund Institutional Plus Shares	**	17,248,228
*	Vanguard	Vanguard Developed Market Index Institutional Plus	**	12,765,221
***		Self-Directed Brokerage Fund	**	12,016,692
*	Vanguard	Vanguard Mid-Cap Index Fund Institutional Plus Shares	**	11,527,703
*	Vanguard	Vanguard PRIMECAP Fund Admiral Shares	**	9,298,194
*	Vanguard	Vanguard Target Retirement 2045 Trust Plus	**	9,119,701
*	Vanguard	Vanguard Target Retirement 2030 Trust Plus	**	7,899,618
	BlackRock	BlackRock Total Return Bond Fund; Class M	**	7,482,667
*	Vanguard	Vanguard Institutional Total Bond Market Index Trust	**	7,370,427
*	Vanguard	Vanguard Target Retirement 2040 Trust Plus	**	6,835,601
*	Vanguard	Vanguard Target Retirement Income Trust Plus	**	5,673,357
*	Vanguard	Vanguard Target Retirement 2035 Trust Plus	**	5,620,449
*	Vanguard	Vanguard Target Retirement 2020 Trust Plus	**	4,323,459
*	Vanguard	Vanguard Target Retirement 2025 Trust Plus	**	3,961,288
*	Vanguard	Vanguard Emerging Markets Stock Index Fund Institutional Shares	**	3,704,853
*	Vanguard	Vanguard Target Retirement 2050 Trust Plus	**	3,439,299
*	Vanguard	Vanguard Target Retirement 2055 Trust Plus	**	2,195,396
*	Vanguard	Vanguard Institutional Extended Market Index Trust	**	987,520
*	Vanguard	Vanguard Target Retirement 2060 Trust Plus	**	625,372
*	Vanguard	Vanguard Target Retirement 2065 Trust Plus	**	135,225
*	Vanguard	Vanguard Target Retirement Income and Growth Trust Plus	**	37,374
*		Notes receivable from participants, net of deemed distributions of $18,471 — Interest rates from 4.25% to 9.50% with maturities ranging from 2026 to 2037	**	744,267
		Total Investments		$216,833,439

*	Party in Interest
**	Historical cost is not required for participant-directed funds.
***	$3,153,794 is invested in Vanguard managed securities.

EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 216,833,439
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	744,267
EBP, Reconciliation to Form 5500, Payment to Participant, Increase (Decrease) from Deemed Distribution	$ (18,471)	$ (18,471)
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%	9.50%
Vanguard Mid-Cap Index Fund Institutional Plus Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,527,703
Vanguard PRIMECAP Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	9,298,194
Vanguard Institutional Total Bond Market Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	7,370,427
Vanguard Developed Market Index Institutional Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	12,765,221
Vanguard Small Cap Index Fund Institutional Plus Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	17,248,228
Vanguard Target Retirement 2045 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	9,119,701
Vanguard Federal Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	17,704,946
Vanguard Target Retirement 2050 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,439,299
Vanguard Target Retirement 2030 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	7,899,618
Vanguard Target Retirement 2035 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,620,449
Vanguard Target Retirement 2040 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,835,601
Vanguard Target Retirement 2025 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,961,288
Self-Directed Brokerage Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	12,016,692
BlackRock Total Return Bond Fund; Class M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	7,482,667
Vanguard Target Retirement 2055 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,195,396
Vanguard Emerging Markets Stock Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,704,853
Vanguard Target Retirement 2020 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,323,459
Vanguard Target Retirement 2060 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	625,372
Vanguard Target Retirement Income Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,673,357
Vanguard Institutional Extended Market Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	987,520
Vanguard Target Retirement 2065 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	135,225
Vanguard Target Retirement Income and Growth Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	37,374
Vanguard Institutional 500 Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 66,116,582